Operating Expenses - Summary of Reconciliation Between Audit and Non-Audit Service Fees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	£ 9	£ 10	£ 7
Non-audit fees	0	0	0
Total	£ 9	£ 10	£ 7